Acquisitions, Joint Ventures and Other Activity (Summary Of Purchase Price Allocations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions, Joint Ventures And Other Activity [Abstract]
Current and other assets	$ 25,762	$ 10,643
Property, plant and equipment	499,900	190,364	139,645
Intangible and other long-term assets	59,606
Goodwill	89,910	27,305	7,733
Total assets acquired	675,178	228,312	147,378
Current liabilities	(13,725)	(1,395)
Capital lease obligations and related other	(61,307)	(11,690)
Total liabilities assumed	(75,032)	(13,085)
Net assets acquired	$ 600,146	$ 215,227	$ 147,378